Major Items Causing Group's Income Tax Provision to Differ from Mining Statutory Rate (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended
Dec. 31, 2010
Income Taxes [Line Items]
Non taxable income/non deductible expenditure, share-based-compensation	$ 81.2
Black Economic Empowerment Consortium (BEECO)
Income Taxes [Line Items]
Non taxable income/non deductible expenditure, share-based-compensation	$ 78.6